Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) ¥ in Millions		12 Months Ended
	Apr. 15, 2015	Dec. 31, 2015 JPY (¥) Entity	Dec. 31, 2014 JPY (¥)	Dec. 31, 2013 JPY (¥)
Significant Accounting Policies [Line Items]
Foreign currency exchange gains (losses)		¥ (22,149)	¥ 2,628	¥ (1,992)
Advertising expenses		80,907	79,765	86,398
Shipping and handling cost		52,504	49,576	¥ 47,460
Deferred tax assets		55,108	61,943
Deferred tax liabilities		¥ 2,682	3,456
Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	5 years
Trademarks
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years	15 years
Patents and developed technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	7 years
License Fees
Significant Accounting Policies [Line Items]
Intangible assets, useful life		7 years
Maximum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life		5 years
Maximum | Patents and developed technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life		16 years
Maximum | Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life		15 years
Maximum | Building
Significant Accounting Policies [Line Items]
Depreciation period		60 years
Maximum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period		20 years
Maximum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period		5 years
Minimum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life		3 years
Minimum | Patents and developed technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life		7 years
Minimum | Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life		8 years
Minimum | Building
Significant Accounting Policies [Line Items]
Depreciation period		3 years
Minimum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period		1 year
Minimum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period		2 years
Available-for-sale Securities
Significant Accounting Policies [Line Items]
Cash equivalents		¥ 80,870	¥ 139,240
Consolidated Net Sales | Segment Concentration Risk | Intersegment Eliminations
Significant Accounting Policies [Line Items]
Concentration risk, percentage		2.60%	2.50%	2.40%
Consolidated Net Sales | Office Business Unit | Segment Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage		55.50%	55.80%	53.60%
Consolidated Net Sales | Imaging System Business Unit | Segment Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage		33.30%	36.00%	38.80%
Consolidated Net Sales | Industry and Others Business Unit | Segment Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage		13.80%	10.70%	10.00%
Consolidated Net Sales | HP Inc. | Customer Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage		17.80%	17.40%	17.60%
Foreign
Significant Accounting Policies [Line Items]
Number of manufacturing plants | Entity		18
Foreign | Consolidated Net Sales | Geographic Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage		81.20%	80.60%	80.80%
Americas | Consolidated Net Sales | Geographic Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage		30.10%	27.80%	28.40%
Europe | Consolidated Net Sales | Geographic Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage		28.30%	29.30%	30.10%
Asia and Oceania | Consolidated Net Sales | Geographic Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage		22.80%	23.50%	22.30%
Japan
Significant Accounting Policies [Line Items]
Number of manufacturing plants | Entity		28